Financial Instruments Risk Management - Schedule of Effect on Earnings Before Tax of Exchange Rate (Details) € in Thousands, £ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 AUD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Equity		$ 4,519,443				$ 4,153,400	[1],[2]	$ 2,347,338
Net earnings (loss)		61,862				(108,906)	[3],[4],[5]
Foreign Exchange Risk | Strengthening Of L I B O R
Disclosure of detailed information about financial instruments [line items]
Earnings impact - gain (loss)	$ (15)		£ 1,225	$ (800)	€ (89)
Equity impact - gain (loss)	12,902		(67)	574	94,973
Foreign Exchange Risk | Strengthening Of L I B O R | USD:EUR exchange rate
Disclosure of detailed information about financial instruments [line items]
Equity		257,000
Foreign Exchange Risk | Strengthening Of L I B O R | EUR:GBP exchange rate
Disclosure of detailed information about financial instruments [line items]
Equity		139,722
Foreign Exchange Risk | Weakening Of L I B O R
Disclosure of detailed information about financial instruments [line items]
Earnings impact - gain (loss)	15		(1,225)	800	89
Equity impact - gain (loss)	$ (12,902)		£ 67	$ (574)	€ (94,973)
Foreign Exchange Risk | Weakening Of L I B O R | USD:EUR exchange rate
Disclosure of detailed information about financial instruments [line items]
Equity		(233,636)
Foreign Exchange Risk | Weakening Of L I B O R | EUR:GBP exchange rate
Disclosure of detailed information about financial instruments [line items]
Equity		(127,020)
Interest Rate Risk | Strengthening Of L I B O R
Disclosure of detailed information about financial instruments [line items]
Equity		3,244
Interest Rate Risk | Strengthening Of L I B O R | USD:EUR exchange rate
Disclosure of detailed information about financial instruments [line items]
Net earnings (loss)		(1,779)
Interest Rate Risk | Weakening Of L I B O R
Disclosure of detailed information about financial instruments [line items]
Equity		(3,632)
Interest Rate Risk | Weakening Of L I B O R | USD:EUR exchange rate
Disclosure of detailed information about financial instruments [line items]
Net earnings (loss)		1,779
Interest Rate Risk | Weakening of EURIBOR
Disclosure of detailed information about financial instruments [line items]
Equity						(37,631)
Net earnings (loss)		0
Interest Rate Risk | Strengthening of EURIBOR
Disclosure of detailed information about financial instruments [line items]
Equity						$ 36,004
Net earnings (loss)		(9,532)
Interest Rate Risk | Weakening of GBP LIBOR
Disclosure of detailed information about financial instruments [line items]
Equity		(48,434)
Interest Rate Risk | Strengthening of GBP LIBOR
Disclosure of detailed information about financial instruments [line items]
Equity		$ 46,590

[1]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[2]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[3]	Certain amounts were reclassified in the comparative periods. See note 2.
[4]	The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.
[5]	The Corporation applied IFRS 16, Leases (“IFRS 16”) from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.